Supplement dated May 1, 2006
                     To The Prospectus Dated May 1, 2006 For

                                PERSPECTIVE II(R)

              Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  Through JACKSON NATIONAL SEPARATE ACCOUNT - I


This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

--------------------------------------------------------------------------------

In Appendix E, please delete pages E-14 through E-25 in their entirety and replace with the following:


Accumulation Unit Values
Contract with Endorsements - 3.71%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-14

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-15


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-16


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-17


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(981)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,101             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-18


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-19


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-20


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-21


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                        $4.99             N/A              N/A              N/A
    End of period                              $4.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,196             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(932)

  Accumulation unit value:
    Beginning of period                       $19.95             N/A              N/A              N/A
    End of period                             $20.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,184             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-22


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(981)

  Accumulation unit value:
    Beginning of period                       $11.42             N/A              N/A              N/A
    End of period                             $11.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,668             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-23


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-24


Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                                                E-25





                                                     12 of 12


(To be used with VC4224 Rev. 05/06)

                                                                     V6004 05/06

                          Supplement dated May 1, 2006
                    To The Prospectuses Dated May 1, 2006 For
                                PERSPECTIVE II(R)
                            PERSPECTIVE ADVISORS IISM
                             PERSPECTIVESM L SERIES
                                  PERSPECTIVESM
                              DEFINED STRATEGIESSM
                             PERSPECTIVE ADVISORSSM
                             PERSPECTIVE ADVANTAGESM

              Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  Through JACKSON NATIONAL SEPARATE ACCOUNT - I
                      JACKSON NATIONAL SEPARATE ACCOUNT III
                       JACKSON NATIONAL SEPARATE ACCOUNT V

       Or Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        Through JNLNY SEPARATE ACCOUNT I
                            JNLNY SEPARATE ACCOUNT II

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

UNDER THE "TAXES" SECTION, PLEASE ADD THE FOLLOWING HEADING BEFORE THE "TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS" SECTION:

CONTRACT OWNER TAXATION

AT THE END OF THE "TAXES" SECTION, PLEASE ADD THE FOLLOWING:

JNL TAXATION

         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

(To be used with VC4224 Rev. 05/06, VC5869 Rev. 05/06, VC5890 Rev. 05/06, VC3656
Rev. 05/06, VC3652 Rev. 05/06, VC3657 Rev. 05/06, VC3723 Rev. 05/06, NV4224 Rev.
05/06,  NV5869 Rev. 05/06,  NV5890 Rev. 05/06,  NV3174CE Rev. 05/06, NV3174 Rev.
05/06 and NV3784 Rev. 05/06)

                                                                     V6005 05/06

                          Supplement dated May 1, 2006
                     To The Prospectus Dated May 1, 2006 For

                             FIFTH THIRD PERSPECTIVE

              Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  Through JACKSON NATIONAL SEPARATE ACCOUNT - I


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This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

Under the "Total Annual Fund Operating Expenses" section, please replace the minimum and maximum expenses text box with the following:

                 ---------------------------------------------

                                 Minimum: 0.60%

                                 Maximum: 1.36%

                 ---------------------------------------------

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Under the "TAXES" section, please add the following heading before the
"TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS" section:

CONTRACT OWNER TAXATION

At the end of the "TAXES" section, please add the following:

JNL TAXATION

         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

(To be used with FVC4224FT Rev.05/06)
                                                                    FV6005 05/06